Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Tuttle Capital MSTR 0DTE Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Tuttle Capital MSTR 0DTE Covered Call ETF
Class Name	Tuttle Capital MSTR 0DTE Covered Call ETF
Trading Symbol	MSTK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tuttle Capital MSTR 0DTE Covered Call ETF for the period of October 23, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.incomeblastetfs.com/etf/mstk. You can also contact us at (833) 759‑6110.
Additional Information Phone Number	(833) 759‑6110
Additional Information Website	www.incomeblastetfs.com/etf/mstk
Expenses [Text Block]

What were the Fund costs for the period?

(basedon a hypothetical $10,000 investment)

Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tuttle Capital MSTR 0DTE Covered Call ETF	$59(1)	4.01%(2)(3)
(1)	Costs are for the period of October 23, 2025, to December 31, 2025. Costs for a full annual period would be higher.
(2)	Annualized.
(3)	Gross expenses, excluding interest expense, would have been 0.99% for the period ended December 31, 2025.

Expenses Paid, Amount	$ 59	[1]
Expense Ratio, Percent	4.01%	[2],[3]
Expenses Short Period Footnote [Text Block]	Costs are for the period of October 23, 2025, to December 31, 2025. Costs for a full annual period would be higher.
Net Assets	$ 442,885
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 810
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$442,885
Number of Holdings	3
Total Net Advisory Fee	$810
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Holdings
US Treasury Bill 09/03/2026	109.01%
Strategy Inc. Class A Call Options Purchased	5.49%
Strategy Inc. Class A Put Options Written	-20.85%

[1]	Costs are for the period of October 23, 2025, to December 31, 2025. Costs for a full annual period would be higher.
[2]	Annualized.
[3]	Gross expenses, excluding interest expense, would have been 0.99% for the period ended December 31, 2025.